Financial Instruments - Schedule of exposure to foreign currency risk (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 USD ($)
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash and restricted cash	$ 1,788,000
Trade and other receivables	1,544,000
Advance to suppliers	470,167			$ 734,550
Bank loan	(27,000)
Accounts payable and accrued liabilities	(2,646,000)
Due to Related Party	0
Future Purchase Consideration	(350,000)
Convertible debentures	(3,343,000)
Warrant Liability	2,176,686
Total	(4,741,000)
10% fluctuation in Exchange Rate	(474,000)
USD [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash and restricted cash	1,004,000
Trade and other receivables	428,000
Advance to suppliers	470,000
Accounts payable and accrued liabilities	(309,000)
Future Purchase Consideration	(350,000)
Convertible debentures	(3,343,000)
Warrant Liability	(2,177,000)
Total	(4,277,000)
10% fluctuation in Exchange Rate	$ (428,000)
New Israel Sshekel ("NIS") [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash and restricted cash | ₪			₪ 484
Trade and other receivables | ₪			840
Bank loan | ₪			(27)
Accounts payable and accrued liabilities | ₪			(992)
Due to Related Party | ₪			0
Convertible debentures | ₪			0
Warrant Liability | ₪			0
Total | ₪			473
10% fluctuation in Exchange Rate | ₪			₪ 47
CAD [Member]
Financial Instruments (Details) - Schedule of exposure to foreign currency risk [Line Items]
Cash and restricted cash		$ 132
Trade and other receivables		276
Accounts payable and accrued liabilities		(1,345)
Due to Related Party		0
Total		(937)
10% fluctuation in Exchange Rate		$ (94)